CURRENT AND DEFERRED TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate	27.00%	27.00%	25.50%
Total Deferred tax assets not recognized	$ 110,933	$ 137,761,000
Tax loss under deferred tax assets not recognized	338,679,000	447,150,000
Other increases (decreases) in legal tax charges	165,200,000	164,600,000
Decrease in deferred tax liabilities	145,900,000	172,900,000
Other adjustments for permanent differences in other group companies	$ 19,300,000	$ 8.3
Changes in tax rates or tax laws enacted or announced [member]
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate	27.00%